Per share amounts	12 Months Ended
Dec. 31, 2020
Per Share Amounts [Abstract]
Per share amounts

22. Per share amounts

Per share amounts have been calculated based on the weighted average number of common shares outstanding during the period. The weighted average number of paid shares outstanding in 2020 was 395,829,380 (2019 - 395,796,677).

	2020	2019

Basic earnings (loss) per share computation

Net earnings (loss) attributable to equity holders	$(53,169)	$74,000

Weighted average common shares outstanding	395,829	395,797

Basic earnings (loss) per common share	$(0.13)	$0.19

Diluted earnings (loss) per share computation

Net earnings (loss) attributable to equity holders	$(53,169)	$74,000

Weighted average common shares outstanding	395,829	395,797
Dilutive effect of stock options	214	258

Weighted average common shares outstanding, assuming dilution	396,043	396,055

Diluted earnings (loss) per common share	$(0.13)	$0.19